Net Income Per Share - Reconciliation of Shares Used in Computation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income
Net income available to IFF stockholders	$ 455,873	$ 337,302	$ 295,665
Less: Increase in redemption value of redeemable noncontrolling interests in excess of earnings allocated	(2,097)	(2,848)	0
Net income available to IFF stockholders	$ 453,776	$ 334,454	$ 295,665
Shares
Average number of shares outstanding - basic (in shares)	111,966	87,551	79,070
Average number of shares outstanding - diluted (in shares)	113,307	88,121	79,370
Net Income per Share
Net income per share - basic (in dollars per share)	$ 4.05	$ 3.81	$ 3.73
Net income per share - diluted (in dollars per share)	$ 4.00	$ 3.79	$ 3.72
Employee Stock Option And Restricted Stock [Member]
Shares
Adjustment for assumed dilution (in shares)	356	303	300
SPC
Shares
Adjustment for assumed dilution (in shares)	985	267	0